Consolidated Statements Of Earnings (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Statement [Abstract]
Net Sales	$ 24,412	$ 24,222	$ 21,039
Costs and expenses:
Cost of sales	14,644	14,665	12,713
Selling, general and administrative expenses	5,436	5,328	4,817
Goodwill impairment	592	19	0
Other deductions, net	401	356	369
Interest expense, net of interest income: 2010, $19; 2011, $23; 2012, $17	224	223	261
Earnings from continuing operations before income taxes	3,115	3,631	2,879
Income taxes	1,091	1,127	848
Earnings from continuing operations	2,024	2,504	2,031
Discontinued operations, net of tax: 2010, $153; 2011, $30; 2012, $0	0	26	186
Net earnings	2,024	2,530	2,217
Less: Noncontrolling interests in earnings of subsidiaries	56	50	53
Net earnings common stockholders	1,968	2,480	2,164
Earnings common stockholders:
Earnings from continuing operations	1,968	2,454	1,978
Discontinued operations, net of tax	0	26	186
Net earnings common stockholders	$ 1,968	$ 2,480	$ 2,164
Basic earnings per share common stockholders:
Earnings from continuing operations	$ 2.68	$ 3.26	$ 2.62
Discontinued operations	$ 0.00	$ 0.03	$ 0.25
Basic earnings per common share	$ 2.68	$ 3.29	$ 2.87
Diluted earnings per share common stockholders:
Earnings from continuing operations	$ 2.67	$ 3.24	$ 2.60
Discontinued Operations	$ 0.00	$ 0.03	$ 0.24
Diluted earnings per common share	$ 2.67	$ 3.27	$ 2.84